Janus Henderson Global Income Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 98.1%
Banks – 2.8%
Hang Seng Bank Ltd	202,800	$3,010,452
Seven Bank Ltd	334,400	810,910
		3,821,362
Beverages – 0%
Treasury Wine Estates Ltd	9,208	59,070
Biotechnology – 0.9%
Amgen Inc	376	95,564
Gilead Sciences Inc	18,171	1,148,226
		1,243,790
Chemicals – 0.4%
Kuraray Co Ltd	52,100	506,059
Diversified Telecommunication Services – 11.4%
Elisa OYJ	68,854	4,057,896
HKT Trust & HKT Ltd	2,491,000	3,300,341
Nippon Telegraph & Telephone Corp	128,300	2,625,270
Spark New Zealand Ltd	182,501	568,950
Swisscom AG (REG)	4,179	2,217,360
Verizon Communications Inc	44,051	2,620,594
		15,390,411
Electric Utilities – 7.5%
CLP Holdings Ltd	582,000	5,425,156
Power Assets Holdings Ltd	883,000	4,644,246
Xcel Energy Inc	181	12,491
		10,081,893
Food & Staples Retailing – 6.0%
ICA Gruppen AB#	63,421	3,225,385
Koninklijke Ahold Delhaize NV	165,979	4,911,647
		8,137,032
Food Products – 21.3%
Campbell Soup Co	90,401	4,372,696
General Mills Inc	97,357	6,004,980
JM Smucker Co	54,579	6,304,966
Kellogg Co	87,585	5,657,115
Mowi ASA	224,147	3,978,458
WH Group Ltd (144A)	2,944,500	2,396,682
		28,714,897
Household Products – 4.9%
Kimberly-Clark Corp	44,697	6,599,959
Procter & Gamble Co	248	34,470
		6,634,429
Industrial Conglomerates – 2.1%
Jardine Matheson Holdings Ltd	70,500	2,798,165
Insurance – 2.0%
Medibank Pvt Ltd	1,505,643	2,711,675
Metals & Mining – 4.1%
Fortescue Metals Group Ltd	473,882	5,546,036
Multi-Utilities – 8.8%
Consolidated Edison Inc	66,185	5,149,193
WEC Energy Group Inc	69,152	6,700,829
		11,850,022
Oil, Gas & Consumable Fuels – 0.4%
Washington H Soul Pattinson & Co Ltd	35,138	592,937
Personal Products – 0.4%
Pola Orbis Holdings Inc	28,500	538,348
Real Estate Management & Development – 7.9%
Daito Trust Construction Co Ltd	42,600	3,777,508
Hang Lung Properties Ltd	382,000	974,144
Henderson Land Development Co Ltd	13,000	47,960
Kerry Properties Ltd	565,500	1,445,000
New World Development Co Ltd	130,000	632,898
Swire Properties Ltd	243,800	644,211
Wharf Real Estate Investment Co Ltd	769,000	3,148,095
		10,669,816
Semiconductor & Semiconductor Equipment – 1.5%
ASM Pacific Technology Ltd	193,300	1,975,865
Textiles, Apparel & Luxury Goods – 0.2%
Pandora A/S	3,787	272,564

Shares or Principal Amounts		Value
Common Stocks– (continued)
Tobacco – 3.8%
Japan Tobacco Inc	279,800	$5,110,098
Trading Companies & Distributors – 3.5%
ITOCHU Corp#	186,900	4,779,858
Wireless Telecommunication Services – 8.2%
KDDI Corp	55,200	1,396,535
NTT DOCOMO Inc	191,900	7,117,532
Softbank Corp	229,200	2,568,521
		11,082,588
Total Common Stocks (cost $128,318,794)		132,516,915
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $2,075,053)	2,074,846	2,075,053
Investments Purchased with Cash Collateral from Securities Lending– 4.7%
Investment Companies – 3.7%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	5,035,840	5,035,840
Time Deposits – 1.0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$1,258,960	1,258,960
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,294,800)		6,294,800
Total Investments (total cost $136,688,647) – 104.3%		140,886,768
Liabilities, net of Cash, Receivables and Other Assets – (4.3)%		(5,864,792)
Net Assets – 100%		$135,021,976

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$53,070,936	37.7%
Hong Kong	30,443,215	21.6
Japan	29,230,639	20.7
Australia	8,909,718	6.3
Netherlands	4,911,647	3.5
Finland	4,057,896	2.9
Norway	3,978,458	2.8
Sweden	3,225,385	2.3
Switzerland	2,217,360	1.6
New Zealand	568,950	0.4
Denmark	272,564	0.2

Total	$140,886,768	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$287	$(27)	$-	$2,075,053
Investments Purchased with Cash Collateral from Securities Lending - 3.7%
Investment Companies - 3.7%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	2,593∆	-	-	5,035,840
Total Affiliated Investments - 5.2%	$2,880	$(27)	$-	$7,110,893

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	1,488,852	10,455,493	(9,869,265)	2,075,053
Investments Purchased with Cash Collateral from Securities Lending - 3.7%
Investment Companies - 3.7%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	5,665,444	(629,604)	5,035,840

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $2,396,682, which represents 1.8% of net assets.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,243,790	$-	$-
Diversified Telecommunication Services	2,620,594	12,769,817	-
Electric Utilities	12,491	10,069,402	-
Food Products	22,339,757	6,375,140	-
Household Products	6,634,429	-	-
Multi-Utilities	11,850,022	-	-
All Other	-	58,601,473	-
Investment Companies	-	2,075,053	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,294,800	-
Total Assets	$44,701,083	$96,185,685	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.